Offerings - Offering: 1	Jan. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.05 per share, underlying convertible advances and pre-delivery shares
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	1.78
Maximum Aggregate Offering Price	$ 44,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,145.50
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional securities that may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. Represents up to 25,000,000 Class A Ordinary Share.

The proposed maximum offering price per security and proposed maximum aggregate offering price are based upon the average of the high ($1.85) and low ($1.71) prices of the ordinary shares as reported on the Nasdaq Capital Market on January 27, 2026.